Financial instruments - Hedge accounting (Details) - Currency risk $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017 ARS ($) tranche	Dec. 31, 2017 USD ($) $ / item	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 ARS ($) $ / item	Sep. 15, 2017 USD ($)	Jun. 30, 2017 ARS ($) $ / item	Mar. 31, 2017 USD ($)	Mar. 15, 2017 USD ($)
Fair value hedges | Other comprehensive results
Hedge accounting
Receivables recognized				$ 4.0
Receivables recognized, Current				2.0
Receivables recognized, Non-current				2.0
Fair value hedges | Foreign currency exchange rate gains
Hedge accounting
Receivables recognized				6.0
Gains recognized from receivables			$ 6.0
NDF | Fair value hedges
Hedge accounting
Notional amount	$ 40.0				$ 100.0		$ 400.0	$ 300.0
Number of Tranches | tranche	2
Liability of hedging instruments				17.0
Current liability of hedging instrument				8.0
Non-current liability of hedging instrument				$ 9.0
Net gain/loss			$ (36.0)
NDF | Fair value hedges | Minimum
Hedge accounting
Interest rate (as a percent)		208.70%	208.70%
NDF | Fair value hedges | Maximum
Hedge accounting
Interest rate (as a percent)		245.25%	245.25%
NDF | Fair value hedges | Weighted average
Hedge accounting
Interest rate (as a percent)		222.58%	222.58%
NDF | Maturing between February and April 2018 | Fair value hedges
Hedge accounting
Notional amount						$ 53.5
Average exchange rate | $ / item						18.30
NDF | Maturing February 2017 | Fair value hedges
Hedge accounting
Notional amount, duration		$ 7.0
Net gain/loss			$ 2.0
NDF | Maturing between March and August 2018 | Fair value hedges
Hedge accounting
Notional amount		$ 6.3
Average exchange rate | $ / item		18.94		18.94
NDF | Personal | Commercial commitments
Hedge accounting
Notional amount, duration		$ 159.0
Net gain/loss			2.0
NDF | Personal | Maturing March 2017 | Cash flow hedges
Hedge accounting
Notional amount, duration		$ 9.0
Current liability of hedging instrument				$ 2.0
Net gain/loss			(1.0)
Deferred income/expense before income tax			(1.0)
Other receivables | Fair value hedges
Hedge accounting
Receivables recognized				59.0
Reserve of receivables in other comprehensive income				$ 6.0
Gains recognized from receivables			$ 53.0
2.1325% NDF | Fair value hedges
Hedge accounting
Notional amount	$ 20.0
Interest rate (as a percent)	213.25%
2.085% NDF | Fair value hedges
Hedge accounting
Notional amount	$ 20.0
Interest rate (as a percent)	208.50%